Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues
Note 17. Revenues
Disaggregation of Revenues
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2025	2024	2023
Americas*	$256,582	$215,531	$172,154
EMEA	161,361	134,921	112,247
APAC	57,732	50,751	40,709
Total	$475,675	$401,203	$325,110
*Primarily from the United States
Contract Balances
Receivables are recorded when the right to consideration becomes unconditional. Unbilled receivables represents the Company's unconditional right to consideration not yet invoiced while billed receivables include invoiced amounts.
Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non-current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $262,217 and $242,823 of deferred revenue as of December 31, 2024 and December 31, 2023, respectively, the Company recognized $202,576 and $180,014 as revenue during the year ended December 31, 2025 and 2024, respectively.
The change in contract balances is consistent with the increase in the overall operation of the Company.

Remaining Performance Obligations
The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of December 31, 2025 and December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $405,678 and $343,557 respectively, which consists of both billed consideration in the amount of $327,109 and $262,217 respectively, and unbilled consideration in the amount of $78,568 and $81,340 respectively, that the Company expects to recognize as revenue. As of December 31, 2025, the Company expects to recognize the majority of its remaining performance obligations as revenue over the next 12 months.